SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,260	$23,766	$1,544	$26,570

Operating Income (Loss)	524	(99)	(3,676)	(3,359)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$8	$2,519	$174	$2,701

	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,384	$15,628	$637	$17,649

Operating loss	680	(3,993)	(2,692)	(6,005)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$30	$1,590	$50	$1,640

Schedule of reconciliation of operating profit (loss) from segments to consolidated
	Year ended December 31,
	2023	2022
Operating loss
Total operating loss of reportable segments	$(3,359)	$(6,005)
Financial expenses, net	(663)	(1,751)
Loss before income taxes	$(4,022)	$(7,756)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2023		2022
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net

Africa	$1,455	$-	$374	$-
European countries	17,673	-	9,559	-
South America	12	-	-	-
United States	6,766	21	6,877	38
Israel	585	2,680	693	1,602
APAC	79	-	146	-

	$26,570	$2,701	$17,649	$1,640

Schedule of revenues by external customers by products and services
	Year ended December 31,
	2023	2022
Raw materials and equipment	$2,841	$302
Electronic monitoring	17,819	11,614
Treatment programs	4,538	3,998
Maintenance, royalties and project management	1,372	1,735

	$26,570	$17,649

Schedule of major customers, percent of total sales
	Year ended December 31,
	2023	2022
Customer A	50%	36%
Customer B	9%	-
	59%	36%